Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		25 Months Ended	31 Months Ended	91 Months Ended	1 Months Ended
	Nov. 30, 2010	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Feb. 28, 2011	Dec. 31, 2008	Sep. 30, 2013	Feb. 28, 2009	Apr. 20, 2013	Jan. 31, 2013	Sep. 30, 2012
Related Party Transaction [Line Items]
Proceeds from convertible debt		$ 750,000	$ 0	$ 0	$ 250,000
Convertible preferred stock, value, upon closing of preferred equity financing				1,000,000
Percentage of conversion price of convertible preferred stock				20.00%
Current maturities of convertible notes payable, related parties											105,000
Convertible notes, total aggregate principal balance										1,880,000
Cash bonus	500,000
Debt instrument, convertible, threshold amount	1,000,000
Convertible preferred stock value upon closing	100,000
Related Parties
Related Party Transaction [Line Items]
Matured Convertible Notes											50,000	55,000
Terrence Norchi [Member]
Related Party Transaction [Line Items]
Proceeds from convertible debt						$ 275,200	$ 105,000
Percentage of principle balance of notes on conversion price of notes				20.00%
Debt instrument, maturity date				Aug. 10, 2010
Maximum
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes				10.00%				50.00%
Minimum
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes				6.00%	10.00%			10.00%
Accrued Interest Through December Thirty One Two Thousand And Nine
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes									6.00%
Accrued Interest Beginning January One Two Thousand And Ten | Terrence Norchi [Member]
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes									10.00%